Other Current Assets and Other Current Financial Assets	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Other Current Assets and Other Current Financial Assets	Other Current Assets and Other Current Financial Assets
8.1 Other Current Assets:

	2022	2021
Prepaid expenses	Ps. 1,695	Ps. 1,805
Agreements with customers	208	111
Others	3	2
	Ps. 1,906	Ps. 1,918
Prepaid expenses as of December 31, 2022 and 2021 are as follows:

	2022	2021
Advances for inventories	Ps. 1,478	Ps. 1,627
Advertising and promotional expenses paid in advance	117	105
Prepaid insurance	100	73
	Ps. 1,695	Ps. 1,805
Advertising and promotional expenses recorded in the consolidated income statements for the years ended December 31, 2022, 2021 and 2020, were Ps. 3,983 Ps. 5,413 and Ps. 5,043 respectively.
8.2 Other Current Financial Assets:

	2022	2021
Restricted cash	Ps. 243	Ps. 239
Derivative financial instruments (See Note 20)	2,668	692
	Ps. 2,911	Ps. 931
Restricted cash in Brazil is held in U.S. dollars and relates to short term deposits in order to fulfill the collateral requirements for accounts payable.